Lessor Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases Disclosure [Line Items]
Proceeds from sale of lease finance receivables	¥ 0	¥ 0	¥ 19,185
Financing receivables	442,870	366,051
Uncollectible Receivables [Member]
Leases Disclosure [Line Items]
Financing receivables	¥ 13,077	23,984
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	8 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 151,858	143,160
Accumulated depreciation on property, plant and equipment lease	¥ 93,215	¥ 87,879